UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-21419)

Hennessy SPARX Funds Trust
(Exact name of registrant as specified in charter)

7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Address of principal executive offices) (Zip code)

Neil J. Hennessy
Hennessy Advisors, Inc.
7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Name and address of agent for service)

800-966-4354
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2010

Date of reporting period:  January 31, 2010

Item 1. Schedule of Investments.

Schedule of Investments
January 31, 2010 (Unaudited)
Hennessy Select SPARX Japan Fund

	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 85.75%
Consumer Discretionary - 18.44%
Asics Corp.	350,000	$3,456,635	6.02%
Isuzu Motors, Ltd.	565,000	1,202,195	2.09%
Mizuno Corp.	45,000	214,552	0.37%
Ryohin Keikaku Co., Ltd.	48,600	2,064,459	3.60%
Shimano, Inc.	42,300	1,736,475	3.02%
Toyota Motor Corp.	49,800	1,915,483	3.34%
		10,589,799	18.44%
Consumer Staples - 10.57%
Ariake Japan Co., Ltd.	32,700	486,522	0.85%
Kao Corp.	116,000	2,798,624	4.87%
Unicharm Corp.	29,300	2,786,422	4.85%
		6,071,568	10.57%
Financials - 3.05%
Mizuho Financial Group, Inc.	411,400	793,948	1.38%
Sumitomo Mitsui Financial Group, Inc.	29,700	958,630	1.67%
		1,752,578	3.05%
Health Care - 6.28%
Mani, Inc.	7,500	519,497	0.91%
Rohto Pharmaceutical Co., Ltd.	178,000	2,167,791	3.77%
Terumo Corp.	16,400	919,388	1.60%
		3,606,676	6.28%
Industrials - 25.45%
Daikin Industries Ltd.	33,100	1,229,825	2.14%
Itochu Corp.	222,000	1,733,054	3.02%
Komatsu, Ltd.	75,200	1,513,230	2.63%
Marubeni Corp.	414,000	2,404,249	4.18%
Misumi Group, Inc.	160,200	2,784,163	4.85%
Mitsubishi Corp.	155,400	3,757,763	6.54%
Sumitomo Corp.	106,500	1,198,892	2.09%
		14,621,176	25.45%
Information Technology - 7.94%
Keyence Corp.	18,400	4,234,396	7.37%
Toshiba Corp.	60,000	327,830	0.57%
		4,562,226	7.94%
Materials - 14.02%
Fuji Seal International, Inc.	108,700	2,197,099	3.82%
JFE Holdings, Inc.	10,900	379,000	0.66%
Sumitomo Metal Industries, Ltd.	451,000	1,241,149	2.16%
Sumitomo Metal Mining Co., Ltd.	113,000	1,572,513	2.74%
Taiyo Nippon Sanso Corp.	271,000	2,666,227	4.64%
		8,055,988	14.02%
TOTAL COMMON STOCKS (Cost $51,359,140)		$49,260,011	85.75%

	Shares	Value
SHORT TERM INVESTMENTS - 14.01%
Money Market Funds - 14.01%
Federated Treasury Obligations
0.01% (a)	2,687,747	2,687,747	4.68%
Federated Government Obligations
0.03% (a)	2,619,141	2,619,141	4.56%
Fidelity Government Portfolio
0.04% (a)	2,740,165	2,740,165	4.77%
		8,047,053	14.01%
TOTAL SHORT TERM INVESTMENTS (Cost $8,047,053)		$8,047,053	14.01%
Total Investments (Cost $59,406,193) - 99.76%		$57,307,064	99.76%
Other Assets in Excess of Liabilities - 0.24%		141,038	0.24%
TOTAL NET ASSETS - 100.00%		$57,448,102	100.00%

Footnotes

Percentages are stated as a percent of net assets.

(a) The rate listed is the Fund's 7-day yield as of January 31, 2010

The cost basis of investments for federal income tax purposes at January 31, 2010 was as follows*:

Cost of investments	$59,418,124
Gross unrealized appreciation	12,510,424
Gross unrealized depreciation	(14,621,484)
Net unrealized depreciation	$(2,111,060)

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2010
The fund has adopted authoritative fair valuation accounting standards which establish an an authoritative definition of fair value and set out a heirarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

The fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the fund has access at the date of measurement
Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the fund's net assets as of January 31, 2010:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$ -	$ 10,589,799	$ -	$ 10,589,799
Consumer Staples	-	6,071,568	-	6,071,568
Financials	-	1,752,578	-	1,752,578
Health Care	-	3,606,676	-	3,606,676
Industrials	-	14,621,176	-	14,621,176
Information Technology	-	4,562,226	-	4,562,226
Materials	-	8,055,988	-	8,055,988
Total Common Stock	$ -	$ 49,260,011	$ -	$ 49,260,011

Short Term Investments	$ 8,047,053	$ -	$ -	$ 8,047,053

Total Investments in Securities	$ 8,047,053	$ 49,260,011	$ -	$ 57,307,064

Schedule of Investments
January 31, 2010 (Unaudited)
Hennessy Select SPARX Japan Smaller Companies Fund

	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 98.30%
Consumer Discretionary - 30.02%
Amiyaki Tei Co., Ltd.	121	282,330	1.99%
ASKUL Corp.	19,400	354,466	2.50%
Bals Corp.	207	162,491	1.15%
Doshisha Co., Ltd.	9,100	195,057	1.38%
Doutor Nichires Holdings Co., Ltd.	11,200	141,397	1.00%
Fujitsu General Ltd.	85,000	310,951	2.19%
Kadokawa Group Holdings, Inc.	9,700	233,046	1.64%
Nippon Seiki Co., Ltd.	26,000	286,239	2.02%
Nippon Chemi-Con Corp.	40,000	147,657	1.04%
Otsuka Kagu, Ltd.	29,500	246,822	1.74%
Pacific Industrial Co., Ltd.	50,000	260,773	1.84%
Press Kogyo Co., Ltd.	140,000	254,599	1.79%
Sanden Corp. (a)	26,000	72,189	0.51%
Sankyo Seiko Co., Ltd.	28,000	81,772	0.58%
Seiren Co., Ltd.	43,500	264,892	1.87%
Tohokushinsha Film Corp.	39,700	222,692	1.57%
Village Vanguard Co., Ltd.	75	306,919	2.16%
Wowow, Inc.	81	171,465	1.21%
Zappallas, Inc.	174	261,211	1.84%
		4,256,968	30.02%
Consumer Staples - 1.96%
Hokuto Corp.	13,200	277,487	1.96%

Financials - 5.69%
RISA Partners, Inc.	459	273,413	1.93%
Suruga Bank, Ltd.	30,000	264,654	1.86%
Tokyo Tomin Bank, Ltd.	20,000	269,287	1.90%
		807,354	5.69%
Health Care - 6.81%
Message Co., Ltd.	198	440,597	3.11%
Paramount Bed Co., Ltd.	6,500	130,448	0.92%
So-net M3, Inc.	119	394,061	2.78%
		965,106	6.81%
Industrials - 27.30%
Aica Kogyo Co., Ltd.	25,900	268,069	1.89%
Asunaro Aoki Construction., Ltd.	33,500	181,830	1.28%
Benefit One, Inc.	398	326,217	2.30%
Hirano Tecseed Co., Ltd.	22,000	237,731	1.68%
Ichinen Holdings Co., Ltd.	64,700	255,446	1.80%
Kito Corp.	248	230,409	1.63%
Nitto Kogyo Corp.	25,800	263,423	1.86%
NPC Inc.	6,200	155,265	1.10%
Prestige International, Inc.	200	291,214	2.05%
SBS Holdings, Inc.	400	227,251	1.60%
Shin Nippon Air Technologies Co., Ltd.	30,200	206,891	1.46%
Skymark Airlines, Inc. (a)	45,300	218,119	1.54%
Takeei Corp.	11,800	170,498	1.20%
Teraoka Seisakusho Co., Ltd.	27,600	115,952	0.82%
Tokyo Keiki, Inc.	103,000	140,622	0.99%
Toshin Group Co., Ltd.	13,100	231,610	1.63%
Uchida Yoko Co., Ltd.	48,000	138,959	0.98%
Yushin Precision Equipment Co., Ltd.	13,900	211,197	1.49%
		3,870,703	27.30%
Information Technology - 20.17%
Fuetrek Co., Ltd.	94	111,727	0.79%
GMO Payment Gateway, Inc.	128	153,655	1.08%
Gourmet Navigator, Inc.	139	279,417	1.97%
Kakaku.com., Inc.	65	238,643	1.68%
Macnica, Inc.	17,600	291,859	2.06%
Macromill, Inc.	198	278,843	1.97%
Otsuka Corp.	6,200	337,997	2.38%
SRA Holdings, Inc.	39,000	347,068	2.45%
Tamura Corp.	102,000	315,114	2.22%
Works Applications Co., Ltd.	561	346,864	2.45%
Yokowo Co., Ltd.	27,800	158,483	1.12%
		2,859,670	20.17%
Materials - 5.25%
Adeka Corp.	36,000	346,061	2.44%
JSP Corp.	19,400	244,806	1.73%
Ube Material Industries, Ltd.	62,000	153,996	1.08%
		744,863	5.25%
Utilities - 1.10%
Japan Wind Development Co., Ltd.	60	156,738	1.10%
TOTAL COMMON STOCKS (Cost $12,704,825)		$13,938,889	98.30%

	Shares	Value
SHORT TERM INVESTMENTS - 1.82%
Money Market Funds - 1.82%
Fidelity Government Portfolio
0.04% (b)	258,705	258,705	1.82%
TOTAL SHORT TERM INVESTMENTS (Cost $258,705)		$258,705	1.82%
Total Investments (Cost $12,963,530) - 100.12%		$14,197,594	100.12%
Liabilities in Excess of Other Assets - (0.12)%		(16,930)	(0.12)
TOTAL NET ASSETS - 100.00%		$14,180,664	100.00%

Footnotes

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate listed is the Fund's 7-day yield as of January 31, 2010

The cost basis of investments for federal income tax purposes at January 31, 2010 was as follows*:

Cost of investments	$13,401,030
Gross unrealized appreciation	1,699,855
Gross unrealized depreciation	(903,291)
Net unrealized appreciation	$796,564

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2010
The fund has adopted authoritative fair valuation accounting standards which establish an an authoritative definition of fair value and set out a heirarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

The fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the fund has access at the date of measurement
Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the fund's net assets as of January 31, 2010:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary		$ 4,256,968	$ -	$ 4,256,968
Consumer Staples		277,487	-	277,487
Financials		807,354	-	807,354
Health Care		965,106	-	965,106
Industrials		3,870,703	-	3,870,703
Information Technology		2,859,670	-	2,859,670
Materials		744,863	-	744,863
Utilities		156,738	-	156,738
Total Common Stock	$ -	$ 13,938,889	$ -	$ 13,938,889

Short Term Investments	$ 258,705	$ -	$ -	$ 258,705

Total Investments in Securities	$ 258,705	$ 13,938,889	$ -	$ 14,197,594

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Hennessy SPARX Funds Trust

By (Signature and Title)              /s/ Neil J. Hennessy
Neil J. Hennessy, Chief Executive Officer

Date        3/31/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/ Neil J. Hennessy
Neil J. Hennessy, Chief Executive Officer

Date        3/31/2010

By (Signature and Title)*            Teresa M. Nilsen
Teresa M. Nilsen
Treasurer
(Principal Executive Officer)

Date        3/31/2010